LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ (89,540)	$ 2,446,212	$ 648,353	$ 4,279,531	$ 9,713,467	$ 6,475,154
[custom:WorkingCapital-0]	10,008,138		10,008,138
Retained Earnings (Accumulated Deficit)	$ 52,060,481		$ 52,060,481		$ 51,412,128	$ 42,033,887